Revenue (Tables)	6 Months Ended
Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following tables contain the Partnership’s total revenue for the three and six months ended June 30, 2020 and 2019, by contract type and by segment.

	Three Months Ended June 30, 2020
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	135,761	—	—	135,761
Voyage charters	—	10,383	—	10,383
Management fees and other income	2,061	—	—	2,061
	137,822	10,383	—	148,205

	Three Months Ended June 30, 2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	133,684	—	2,369	136,053
Voyage charters	—	8,858	—	8,858
Bareboat charters	6,129	—	—	6,129
Management fees and other income	2,020	—	—	2,020
	141,833	8,858	2,369	153,060

	Six Months Ended June 30, 2020
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	266,306	—	—	266,306
Voyage charters	—	17,700	—	17,700
Management fees and other income	4,086	—	—	4,086
	270,392	17,700	—	288,092

	Six Months Ended June 30, 2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	264,459	—	5,131	269,590
Voyage charters	—	18,018	—	18,018
Bareboat charters	12,191	—	—	12,191
Management fees and other income	3,005	—	—	3,005
	279,655	18,018	5,131	302,804

The following table contains the Partnership’s total revenue for the three and six months ended June 30, 2020 and 2019, by contracts or components of contracts accounted for as leases and those not accounted for as leases:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
	$	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	127,289	131,062	246,888	260,822
Interest income on lease receivables	12,595	12,969	25,261	25,763
Variable lease payments - cost reimbursements(1)	1,263	1,295	2,320	1,975
	141,147	145,326	274,469	288,560
Non-lease revenue
Non-lease revenue - related to sales-type or direct financing leases	4,997	5,714	9,537	11,239
Management fees and other income	2,061	2,020	4,086	3,005
	7,058	7,734	13,623	14,244
Total	148,205	153,060	288,092	302,804

(1)
Reimbursements for vessel operating expenditures and dry-docking expenditures received from the Partnership's customers relating to such costs incurred by the Partnership to operate the vessel for the customer pursuant to charters accounted for as operating leases.